Average Annual Total Returns - Federated Hermes International Equity Fund	A 1 Year	A 5 Years	A 10 Years	C 1 Year	C 5 Years	C 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions 5 Years	IS Return After Taxes on Distributions 10 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	MSCI ACWI ex USA Index(reflects no deduction for fees, expenses or taxes) 1 Year		MSCI ACWI ex USA Index(reflects no deduction for fees, expenses or taxes) 5 Years		MSCI ACWI ex USA Index(reflects no deduction for fees, expenses or taxes) 10 Years		Morningstar Foreign Large Blend Funds Average 1 Year		Morningstar Foreign Large Blend Funds Average 5 Years		Morningstar Foreign Large Blend Funds Average 10 Years
Total	14.77%	10.24%	7.68%	19.56%	10.70%	7.53%	21.78%	11.81%	8.59%	21.63%	11.61%	8.37%	13.30%	9.53%	7.07%	21.81%	11.85%	8.61%	10.65%	[1]	8.93%	[1]	4.92%	[1]	9.30%	[2]	7.57%	[2]	5.33%	[2]

[1]	The MSCI All Country World (ACWI) ex USA Index, an unmanaged index capturing larger, mid-and small-cap representation across 22 of23 Developed Markets countries (excluding the United States) and 24 Emerging Markets countries.
[2]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.